Borrowings and derivative financial instrument - Burnstone Debt (Details) R in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2017 USD ($)	Dec. 31, 2024 ZAR (R) R / $ R / kg	Dec. 31, 2023 ZAR (R) R / $ R / kg	Dec. 31, 2022 ZAR (R) R / $ R / kg	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		R 41,687	R 36,618	R 22,728
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		36,618	22,728	20,298
Unwinding of amortised cost		688	359	216
Loss/(gain) on revised estimated cash flows		(1,053)	(32)	776
Foreign exchange gain (loss)		215	(1,973)	(616)
Balance at end of the year		41,687	36,618	22,728
Current portion of balance		(552)	(11,672)	(122)
Non-current portion of balance		41,135	24,946	22,606
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings		2,260	2,991	2,540	$ 178.0
Bank Lenders participation in Burnstone free cash flow after Burnstone Debt repaid in full	10.00%
Maximum participation in Burnstone free cash flow after Burnstone Debt repaid in full | $	$ 63.0
Net assets		2,000
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		2,991	2,540	1,507
Unwinding of amortised cost		284	252	148
Loss/(gain) on revised estimated cash flows		(1,053)	(32)	776
Foreign exchange gain (loss)		38	231	109
Balance at end of the year		2,260	2,991	2,540
Current portion of balance		0	0	0
Non-current portion of balance		R 2,260	R 2,991	R 2,540
Revised gold prices (ZAR/kg) | R / kg		1,189,493	1,012,625	793,473
Exchange rates (in ZAR per USD) | R / $		18.00	18.50	15.50
Life-of-mine		25 years
A1
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					0.2
A2
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					7.8
Free cash flow used to repay Wits Gold Loan (as a percent)	50.00%
Free cash flow used to repay Burnstone Debt (as a percent)	50.00%
Reconciliation Of Changes In Borrowings [Abstract]
Nominal discount rate		5.90%
A3 and A4
Disclosure of detailed information about borrowings [line items]
Interest rate margin	4.00%
Free cash flow used to repay Wits Gold Loan (as a percent)	90.00%
Free cash flow used to repay Burnstone Debt (as a percent)	10.00%
Free cash flow used to repay Burnstone Debt after settlement of Wits Gold Loan (as a percent)	30.00%
Reconciliation Of Changes In Borrowings [Abstract]
Nominal discount rate		9.50%
A3
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					51.0
A4
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 119.1